Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property and Equipment, net
Schedule of property and equipment, net

	As of December 31,
	2020	2021
	RMB	RMB
Buildings	6,940,154	11,728,192
Machinery and equipment	5,055,601	6,378,741
Leasehold improvements	599,300	769,215
Vehicles	5,591,138	6,184,635
Furniture, office and electric equipment	619,007	765,551
Construction in progress	4,312,932	5,571,941
Total	23,118,132	31,398,275
Accumulated depreciation	(4,552,971)	(6,468,378)
Property and equipment, net	18,565,161	24,929,897